Consolidated Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Net income	$ 2,511,868	$ 1,912,106
Adjustments to reconcile net income to net cash Used in operating activities:
Depreciation	390,478	320,976
Amortization of land use rights	61,181	52,331
Changes in operating assets and liabilities:
Accounts receivable	(4,230,796)	7,497,100
Prepaid taxes	447,639	815,220
Inventories	(5,012,278)	8,061,248
Prepaid and other current assets	(611,065)	(418,427)
Advance payments to suppliers	(13,449,200)	0
Accounts payable	(2,696,667)	316,972
Other payable	29,479	(8,958)
VAT and service taxes payable	665,085	503,640
Advances from customers	3,975,068	(25,990,252)
NET CASH USED IN OPERATING ACTIVITIES	(17,919,208)	(6,938,044)
CASH FLOWS FROM INVESTING ACTIVITIES:
Receipt from collections of loans receivable	3,074,080	17,604,600
Increase in loan receivable	0	(5,868,200)
Investments in related party company	(153,704)	0
Purchase of property and equipment	(315,611)	(105,770)
Purchase of land use rights	(153,704)	(246,934)
NET CASH PROVIDED BY INVESTING ACTIVITIES	2,451,061	11,383,696
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from loans payable	40,270,458	1,467,050
Proceeds from capital contribution	3,074,081	0
Payments of loans payable	(26,437,094)	0
Payments to related party advances	(125,955)	0
Proceeds from related party advances	0	1,070,284
NET CASH PROVIDED BY FINANCING ACTIVITIES	16,781,490	2,537,334
EFFECT OF EXCHANGE RATE ON CASH	443,579	222,676
NET INCREASE IN CASH	1,756,922	7,205,662
CASH - beginning of period	12,867,137	4,783,680
CASH - end of the period	14,624,059	11,989,342
Cash paid for:
Interest	682,121	101,097
Income taxes	0	0
Non-cash investing and fiancing activites:
Receipt of inventory to offset loan receivable	3,074,081	2,003,040
Receipt of biological assets to offset accounts receivable	318,283	0
Acquisition of property and related land use right and construction in progress for payable	$ 13,678,220	$ 0